SCHEDULE 1-CONDENSED BALANCE SHEETS (Details) - Schedule of condensed statements of operations - Parent Company [Member] - Reportable Legal Entities [Member]
¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Condensed Income Statements, Captions [Line Items]
Equity in loss of subsidiaries and VIEs	¥ (540,947)	$ (78,433)	¥ (150,814)	¥ (1,855,047)
Operating costs and expenses	(54,329)	(7,877)	(89,245)	(333,427)
Provision for contract assets and receivables
Interest income	535	78	5,151	12,183
Impairment loss of investments				(97,892)
Other income, net				15,288
Net income (loss)	¥ (594,741)	$ (86,232)	¥ (234,908)	¥ (2,258,895)
Net loss per ordinary share
Basic and diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (2.55)	$ (0.37)	¥ (1.1)	¥ (227.49)
Weighted average number of ordinary shares
Basic and diluted (in Shares)	233,216,045	233,216,045	213,635,470	9,929,844